Employee Benefits	12 Months Ended
Dec. 31, 2018
Postemployment Benefits [Abstract]
Employee Benefits

NOTE 9 – EMPLOYEE BENEFITS

The Company sponsors a contributory 401(k) profit-sharing plan (the “Plan”) covering substantially all employees who meet certain age and service requirements. The Plan permits investment in the Company’s common stock subject to various limitations and provides for discretionary profit sharing and matching contributions. The discretionary profit sharing contribution is determined annually by the Board of Directors and amounted to 3% in 2018, 2017, and 2016 of each eligible participant’s compensation. Beginning in 2018, the Plan provides for a 100% Company match up to a maximum of 4% of each participant’s annual compensation. For years 2017 and 2016, the Plan provided for a 50% Company match of participant contributions up to a maximum of 2% of each participant’s annual compensation. Expense under the Plan amounted to approximately $565 thousand, $363 thousand, and $338 thousand for 2018, 2017, and 2016, respectively.

There were no stock options outstanding at December 31, 2018, 2017 and 2016.